Convertible Debt (Details)					6 Months Ended		12 Months Ended
	Oct. 08, 2024 USD ($) $ / shares	Apr. 18, 2024 USD ($)	Dec. 31, 2020 USD ($) € / shares	Dec. 31, 2019 USD ($) € / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 12, 2024 shares	Dec. 31, 2023 shares	Sep. 26, 2023 USD ($)	Jun. 28, 2023 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)
Convertible Debt [Line Items]
Promissory notes					$ 400,000		$ 1,000,000
Percentage of principal amount					92.00%
Maturity date					1 year
Promissory note premium, percentage	5.00%				8.00%
Issued promissory note					$ 482,149		1,093,975
Legal fee		$ 25,000
Percentage of original issued discount	10.00%
Fixed conversion price. (in Dollars per share) | $ / shares	$ 0.25
Percentage of weighted average price	92.00%
Principal payments	$ 100,000
Percentage of volume weighted average price					110.00%
Conversion price per share (in Dollars per share) | $ / shares					$ 2
Monthly payment, amount					$ 550,000
Percentage of redemption premium					8.00%			8.00%
Percentage of monthly payment					10.00%
Commitment fee					$ 250,000
Ordinary shares issued (in Shares) | shares									2,000,000	1,361
Face value					1,340,000
Accrued interest						$ 383,980
Converted ordinary shares (in Shares) | shares						3,366,093
Change in fair value of convertible debt					(21,000)	$ 528,210
Fair value balance amount					$ 400,000		$ 1,021,000
Discount rate							20.00%
Bottom of Range [Member]
Convertible Debt [Line Items]
Percentage of loans interest rate	7.00%
Consecutive trading days					5 days
Conversion price per share (in Dollars per share) | $ / shares						$ 0.18
Top of Range [Member]
Convertible Debt [Line Items]
Percentage of loans interest rate	15.00%
Consecutive trading days					7 days
Conversion price per share (in Dollars per share) | $ / shares						$ 0.95
Commitment Amount [Member]
Convertible Debt [Line Items]
Promissory notes												$ 50,000,000
Promissory Notes [Member]
Convertible Debt [Line Items]
Percentage of interest					15.00%			15.00%
Consecutive trading days					7 days
Percentage of redemption premium					8.00%			8.00%
Percentage of outstanding promissory notes					50.00%
Initial Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes					$ 4.9986
Issued promissory note												5,500,000
Net of discount												$ 5,060,000
Second Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes					3.5424
Issued promissory note											$ 5,500,000
Net of discount											$ 5,060,000
Principal amount						$ 1,770,577
Repaid principal amounts						787,633
Accrued interest						70,782
Third Promissory Note [Member]
Convertible Debt [Line Items]
Net of discount		2,970,000
Principal amount		$ 3,300,000
Fourth Promissory Note [Member]
Convertible Debt [Line Items]
Pre paid advance original principal amount	$ 1,500,000
Repaid principal amounts					$ 600,000
Fixed Price [Member]
Convertible Debt [Line Items]
Percentage of volume weighted average price					92.00%
Two Thousand Seventeen Convertible Loans [Member]
Convertible Debt [Line Items]
Total loans															$ 92,007	€ 80,278
Payable on demand, amount					$ 41,762		$ 47,012	€ 40,139
Percentage of common shares outstanding					4.25%
2019 and 2020 Convertible Loans [Member]
Convertible Debt [Line Items]
Loan agreements totaling			$ 467,154	$ 467,154									€ 417,133	€ 417,133
Percentage of interest			3.50%	3.50%									3.50%	3.50%
Convertible loans payable					$ 31,213		$ 35,137	€ 30,000
Convertible loans percentage			0.50%	0.50%
Dividends paid, ordinary shares per share (in Euro per share) | € / shares			$ 40	$ 40
Convertible Promissory Notes [Member]
Convertible Debt [Line Items]
Change in fair value of convertible debt					$ 21,000	$ 528,210